Accrued Expenses - Schedule of Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Items Net Interest And Other Financial Income [Line Items]
Total accrued expenses	$ 2,642	$ 1,803
Operating Expenses [Member]
Other Items Net Interest And Other Financial Income [Line Items]
Total accrued expenses	808	460
Interest Expenses [Member]
Other Items Net Interest And Other Financial Income [Line Items]
Total accrued expenses	1,599	1,045
Other Finance Expenses [Member]
Other Items Net Interest And Other Financial Income [Line Items]
Total accrued expenses	$ 235	$ 298